UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor
         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     January 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $141,349 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           NOTE  5.000% 3/1 031652AH3     8022  8500000 PRN      SOLE                  5875000  2625000        0
AMR CORP                       COM              001765106     8863   398700 SH  PUT  SOLE                   268800   129900        0
AQUILA INC                     COM              03840P102     9611  2669600 SH       SOLE                  1790900   878700        0
BIOVAIL CORP                   COM              09067J109     4746   200000 SH  CALL SOLE                   134000    66000        0
BLOCKBUSTER INC                CL A             093679108     1418   378100 SH  PUT  SOLE                   253000   125100        0
CENTERPOINT ENERGY INC         COM              15189T107    15816  1230800 SH       SOLE                   882800   348000        0
CHARTER COMMUNICATIONS INC D   NOTE  5.875%11/1 16117MAE7      260   350000 PRN      SOLE                        0   350000        0
CORNELL COMPANIES INC          COM              219141108     5152   372800 SH       SOLE                   248980   123820        0
EL PASO CORP                   COM              28336L109     2432   200000 SH  PUT  SOLE                   150000    50000        0
ELAN PLC                       ADR              284131208     4179   300000 SH       SOLE                   195000   105000        0
ELAN PLC                       ADR              284131208     1393   100000 SH  PUT  SOLE                    75000    25000        0
GLOBAL POWER EQUIPMENT INC     COM              37941P108      117    25810 SH       SOLE                    25810        0        0
LIN TELEVISION CORP            SDEB  2.500% 5/1 532776AL5    14100 16000000 PRN      SOLE                 11500000  4500000        0
LIZ CLAIBORNE INC              COM              539320101      989    27600 SH  PUT  SOLE                    18500     9100        0
MERCK & CO INC                 COM              589331107     4772   150000 SH  CALL SOLE                   105100    44900        0
NORTEL NETWORKS CORP NEW       NOTE  4.250% 9/0 656568AB8    33750 36000000 PRN      SOLE                 24000000 12000000        0
NORTHWESTERN CORP              COM NEW          668074305     1003    32267 SH       SOLE                        0    32267        0
PRIMUS TELECOMMUNICATIONS GR   COM              741929103      300   400000 SH       SOLE                   290000   110000        0
SGL CARBON AG                  SPONSORED ADR    784188203      597   108300 SH       SOLE                    80800    27500        0
SIERRA PAC RES NEW             COM              826428104     5399   414000 SH       SOLE                   414000        0        0
SPX CORP                       NOTE         2/0 784635AD6    16500 25000000 PRN      SOLE                 17350000  7650000        0
TENET HEALTHCARE CORP          COM              88033G100     1930   252000 SH  PUT  SOLE                   177000    75000        0